Schedule of Segment Reporting Information, Revenue by Vessel (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017
Segment Reporting Information [Line Items]
Total revenues	$ 105,601			$ 178,753	$ 197,094
Vessel Revenues
Segment Reporting Information [Line Items]
Total revenues	104,174			$ 171,884	191,668
Vessel Revenues | Americas
Segment Reporting Information [Line Items]
Total revenues	32,601				58,682
Vessel Revenues | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Total revenues	22,406				40,794
Vessel Revenues | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Total revenues	13,357				22,980
Vessel Revenues | West Africa
Segment Reporting Information [Line Items]
Total revenues	$ 35,810				$ 69,212
Predecessor
Segment Reporting Information [Line Items]
Total revenues		$ 115,106	$ 151,369			$ 275,855	$ 601,611
Predecessor | Vessel Revenues
Segment Reporting Information [Line Items]
Total revenues		112,257	$ 146,597			269,162	$ 583,816
Predecessor | Vessel Revenues | Americas
Segment Reporting Information [Line Items]
Total revenues		31,887				112,420
Predecessor | Vessel Revenues | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Total revenues		27,766				54,444
Predecessor | Vessel Revenues | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Total revenues		11,031				21,197
Predecessor | Vessel Revenues | West Africa
Segment Reporting Information [Line Items]
Total revenues		$ 41,573				$ 81,101